Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

Property, plant and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Software and electronic equipment	3-5 years
Building	20 years
Leasehold improvements	Shorter of the lease term or estimated useful lives

Schedule of Concentration of Credit Risk

Accounts receivable concentration of credit risk as below:

As of December 31,
	2016	2017
	RMB	RMB
Company A	6,658(24.7%)	18,782(57.1%)
Total	6,658(24.7%)	18,782(57.1%)

Amount due from related parties concentration of credit risk as below:

As of December 31,
	2016	2017
	RMB	RMB
Company C	457,100(95.0%)	566,732(98.0%)
Total	457,100(95.0%)	566,732(98.0%)

Revenue generated from Company B and Company C accounted for 97.4%, 93.2% and 86.7% of total revenue during the year ended December 31, 2015, 2016 and 2017, respectively. Company B and Company C are both subsidiaries of a company controlled by one of the Group’s shareholders (see note 21).

For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Company C	—	1,448,960(93.1%)	1,773,595(86.6%)
Company B	872,890(97.4%)	711(0.05%)	2,072(0.1%)
Total	872,890(97.4%)	1,449,671(93.2%)	1,775,667(86.7%)